Schedule of Investments (unaudited)
September 30, 2024
 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 9.6%
Entertainment — 0.8%
Walt Disney Co.	36,520	$3,512,859
Interactive Media & Services — 3.2%
Alphabet Inc., Class A Shares	50,900	8,441,765
Meta Platforms Inc., Class A Shares	10,700	6,125,108
Total Interactive Media & Services		14,566,873
Media — 3.0%
Comcast Corp., Class A Shares	334,170	13,958,281
Wireless Telecommunication Services — 2.6%
T-Mobile US Inc.	58,400	12,051,424

Total Communication Services		44,089,437
Consumer Discretionary — 2.4%
Automobiles — 0.6%
General Motors Co.	66,500	2,981,860
Specialty Retail — 1.8%
Home Depot Inc.	20,010	8,108,052

Total Consumer Discretionary		11,089,912
Consumer Staples — 9.8%
Beverages — 3.8%
Coca-Cola Co.	140,880	10,123,637
Diageo PLC	204,900	7,157,137 (a)
Total Beverages		17,280,774
Food Products — 2.6%
Mondelez International Inc., Class A Shares	8,910	656,400
Nestle SA, ADR	113,320	11,407,924
Total Food Products		12,064,324
Household Products — 1.7%
Procter & Gamble Co.	45,420	7,866,744
Personal Care Products — 1.7%
Haleon PLC	1,312,600	6,868,180 (a)
Kenvue Inc.	46,969	1,086,393
Total Personal Care Products		7,954,573

Total Consumer Staples		45,166,415
Energy — 10.3%
Oil, Gas & Consumable Fuels — 10.3%
Enbridge Inc.	345,729	14,040,055
EQT Corp.	95,530	3,500,219
Exxon Mobil Corp.	121,849	14,283,140
Williams Cos. Inc.	340,810	15,557,976

Total Energy		47,381,390
Financials — 16.6%
Banks — 4.5%
JPMorgan Chase & Co.	71,610	15,099,685
PNC Financial Services Group Inc.	31,370	5,798,744
Total Banks		20,898,429
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Consumer Finance — 1.8%
Capital One Financial Corp.	54,200	$8,115,366
Financial Services — 5.2%
Apollo Global Management Inc.	108,650	13,571,471
Visa Inc., Class A Shares	37,590	10,335,371
Total Financial Services		23,906,842
Insurance — 5.1%
American International Group Inc.	55,570	4,069,391
MetLife Inc.	86,396	7,125,942
Travelers Cos. Inc.	51,470	12,050,157
Total Insurance		23,245,490

Total Financials		76,166,127
Health Care — 10.3%
Biotechnology — 1.1%
Gilead Sciences Inc.	59,200	4,963,328
Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co.	56,980	13,737,878
Health Care Providers & Services — 1.6%
UnitedHealth Group Inc.	13,010	7,606,687
Pharmaceuticals — 4.6%
AstraZeneca PLC	38,100	5,935,463 (a)
Johnson & Johnson	39,440	6,391,646
Merck & Co. Inc.	79,210	8,995,088
Total Pharmaceuticals		21,322,197

Total Health Care		47,630,090
Industrials — 7.2%
Aerospace & Defense — 3.3%
Northrop Grumman Corp.	11,570	6,109,770
RTX Corp.	73,924	8,956,632
Total Aerospace & Defense		15,066,402
Air Freight & Logistics — 0.5%
United Parcel Service Inc., Class B Shares	16,940	2,309,600
Commercial Services & Supplies — 1.6%
Waste Management Inc.	35,410	7,351,116
Ground Transportation — 1.8%
Union Pacific Corp.	33,980	8,375,390

Total Industrials		33,102,508
Information Technology — 13.7%
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom Inc.	75,400	13,006,500
Texas Instruments Inc.	16,420	3,391,879
Total Semiconductors & Semiconductor Equipment		16,398,379
Software — 8.0%
Microsoft Corp.	42,830	18,429,749
Oracle Corp.	60,300	10,275,120
SAP SE, ADR	34,840	7,981,844
Total Software		36,686,713
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Technology Hardware, Storage & Peripherals — 2.2%
	Apple Inc.	43,746	$10,192,818

Total Information Technology			63,277,910
Materials — 8.6%
Chemicals — 5.1%
	Air Products & Chemicals Inc.	21,500	6,401,410
	Linde PLC	26,220	12,503,269
	PPG Industries Inc.	34,940	4,628,152
	Total Chemicals		23,532,831
Construction Materials — 2.3%
	Vulcan Materials Co.	42,270	10,585,676
Metals & Mining — 1.2%
	Freeport-McMoRan Inc.	106,240	5,303,501

Total Materials			39,422,008
Real Estate — 5.1%
Residential REITs — 2.0%
	AvalonBay Communities Inc.	40,200	9,055,050
Specialized REITs — 3.1%
	American Tower Corp.	37,550	8,732,628
	Public Storage	16,000	5,821,920
	Total Specialized REITs		14,554,548

Total Real Estate			23,609,598
Utilities — 5.6%
Electric Utilities — 1.2%
	Edison International	62,702	5,460,717
Multi-Utilities — 4.4%
	DTE Energy Co.	38,800	4,982,308
	Sempra	181,720	15,197,244
	Total Multi-Utilities		20,179,552

Total Utilities			25,640,269
Total Investments before Short-Term Investments (Cost — $228,282,346)			456,575,664
	Rate
Short-Term Investments — 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.855%	804,650	804,650 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.932%	804,650	804,650 (b)(c)

Total Short-Term Investments (Cost — $1,609,300)			1,609,300
Total Investments — 99.6% (Cost — $229,891,646)			458,184,964
Other Assets in Excess of Liabilities — 0.4%			1,875,503
Total Net Assets — 100.0%			$460,060,467

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2024, the total market value of investments in Affiliated Companies was $804,650 and the cost was $804,650 (Note 2).

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Dividend Strategy Portfolio
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$31,141,098	$14,025,317	—	$45,166,415
Health Care	41,694,627	5,935,463	—	47,630,090
Other Common Stocks	363,779,159	—	—	363,779,159
Total Long-Term Investments	436,614,884	19,960,780	—	456,575,664
Short-Term Investments†	1,609,300	—	—	1,609,300
Total Investments	$438,224,184	$19,960,780	—	$458,184,964

*
As a result of the fair value pricing procedures for international equities utilized by the Portfolio, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Portfolio’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,304,500	$26,692,004	26,692,004	$28,191,854	28,191,854

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$57,969	—	$804,650

ClearBridge Variable Dividend Strategy Portfolio 2024 Quarterly Report